RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of Related Party Transactions
A summary of leasing transactions with SFL in the years ended December 31, 2022 and 2021 are as follows;

(in thousands of $)	2022	2021
Charter hire paid (principal and interest)	1,980	7,830
Lease termination (receipts) payments	4,456	—
Lease interest expense	937	3,895
Contingent rental income	(623)	(3,606)
Remaining lease obligation	—	48,466
A summary of income (expenses) from related party transactions for the years ended December 31, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
Seatankers Management Co. Ltd	866	1,810
SFL	3,751	2,555
Golden Ocean	3,061	3,912
Seatankers Management Norway AS	(516)	(461)
Alta Trading UK Limited	5,617	2,942
Seadrill Limited	—	277
Archer Limited	—	143
Flex LNG Ltd	1,242	1,637
Avance Gas	2,191	2,404
TFG Marine	627	786
Front Ocean Management	(1,966)	(252)
Other related parties	9	208
A summary of balances due from related parties at December 31, 2022 and 2021 and January 1, 2021 is as follows:

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
SFL	3,505	3,886	4,835
Seatankers Management Co. Ltd	1,368	1,546	3,578
Archer Limited	—	30	88
Golden Ocean	6,964	3,376	2,336
Seadrill Limited	—	625	25
Alta Trading UK Limited	60	280	1,263
Flex LNG Ltd	303	425	366
TFG Marine	28	199	16
Avance Gas	695	737	540
Front Ocean Management	473	402	—
Other related parties	89	170	208
	13,485	11,676	13,255

A summary of balances due to related parties at December 31, 2022, 2021 and January 1, 2021 is as follows:

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
SFL	6,702	6,878	8,978
Seatankers Management Co. Ltd	351	2,226	3,147
Golden Ocean	8,470	6,016	2,040
Flex LNG Ltd	158	191	143
TFG Marine	14,831	20,605	5,369
Front Ocean Management	286	—	—
Avance Gas	450	334	176
	31,248	36,250	19,853
The total amount of the remuneration earned by all directors and key management personnel for their services as follows:

(in thousands of $)	2022	2021
Total remuneration	3,767	784
of which:
Paid in capacity as directors	1,678	377
Other remuneration	2,089	407

The Directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the AGM. No pensions were paid to directors or past directors. No compensation was paid to directors or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2022	2021
Total fixed remuneration	863	689
of which:
Cost of pension	22	24
Total variable remuneration	2,904	96
of which:
Share based payments	2,679	96